TAXES (Details Narrative) - USD ($)				6 Months Ended		12 Months Ended
	Apr. 11, 2024	Mar. 09, 2024	Jun. 17, 2020	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Provision for income taxes				$ 90,734	$ 510,077	$ 1,002,298	$ 1,267,025	$ 820,931
Income tax description				Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for their HNTE status every three years. The Company’s subsidiary, Xi’an App-Chem was approved as a HNTE and is entitled to a reduced income tax rate of 15% beginning October 18, 2017, which is valid for three years. In December 2020, Xi’an App-Chem successfully renewed its HNTE Certificate with local government and will continue to enjoy the reduced income tax rate of 15% for another three years by December 1, 2023		Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for their HNTE status every three years. The Company’s subsidiary, Xi’an App-Chem was approved as a HNTE and is entitled to a reduced income tax rate of 15% beginning October 18, 2017, which is valid for three years. In December 2020, Xi’an App-Chem successfully renewed its HNTE Certificate with local government and will continue to enjoy the reduced income tax rate of 15% for another three years by December 1, 2023.
Changes in income taxes				$ 68,034	$ 768,784	$ 667,258	$ 825,899	$ 514,327
Benefit of tax holidays on net income per share				$ 0.05	$ 0.86	$ 1.50	$ 1.00	$ 0.80
Reverse stock split, description	1-for-10	1-for-10	1-for-3 shares
Deferred tax assets valuation allowance				$ 321,037		$ 299,511	$ 255,179
Accrued tax liabilities				$ 2,523,163		$ 2,718,687	1,239,708
High And New Technology Enterprises [Member]
Effective income tax rate				15.00%		15.00%
CHINA
Effective income tax rate				25.00%		25.00%
Accrued tax liabilities				$ 2,500,000		$ 2,700,000	1,200,000
Tea Essence Limited [Member] | HONG KONG
Effective income tax rate				16.50%		16.50%
Provision for income taxes				$ 0	$ 0	$ 0	$ 0	$ 0